Organization and Business Description (Details)		6 Months Ended
	Oct. 10, 2025 USD ($)	Mar. 31, 2026 USD ($) segment	Sep. 30, 2025 USD ($)
Organization and Business Description [Line Items]
Description of segment reporting		the Company’s chief operating decision makers (“CODM”) have been identified as the Company’s executive officers, who review consolidated results when making decisions about allocating resources and assessing performance of the Company.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]		Executive Officer
Number of reportable segments (in segment) | segment		2
Number of operating segments (in segment) | segment		2
Non-controlling equity interests | $			$ (450,820)
Fuyang [Member]
Organization and Business Description [Line Items]
Equity interests price | $
Shanghai Fuyang [Member]
Organization and Business Description [Line Items]
Equity interests		100.00%